Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund
Prospectus [Line Items]
Annual Return [Percent]	42.71%	14.64%	21.23%
USCF Dividend Income Fund | USCF Dividend Income Fund
Prospectus [Line Items]
Annual Return [Percent]	17.18%	6.36%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Annual Return [Percent]	17.98%	0.66%	31.25%	36.05%	(11.08%)	(1.88%)
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Annual Return [Percent]	23.86%	9.30%	1.44%
USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Annual Return [Percent]	5.50%
USCF Sustainable Battery Metals Strategy Fund | USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	1.86%
USCF Sustainable Commodity Strategy Fund | USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	(3.33%)